DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Corrective Distributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Corrective distributions included within employee contributions per financial statements	$ 4,976
Less: excess contributions refundable at end of year	(9,117)
Add: excess contributions refundable at beginning of year	4,141
Corrective distributions per the Form 5500	$ 0